Leases	12 Months Ended
Dec. 31, 2019
Leases of Lessee Disclosure [Text Block]
22 Leases
> Refer to “Note 23 – Leases” in VI – Condensed consolidated financial statements – Credit Suisse Group for further information.
Lessee arrangements
Lease costs
end of	2019
Lease costs (CHF million)
Operating lease costs	324
Variable lease costs	37
Sublease income	(95)
Total lease costs	266
During 2019, the Bank entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Bank entered into one sale-leaseback transaction with a lease term of ten years. During 2017, the Bank did not enter into any sale-leaseback transactions.
Other information
end of	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	100
Changes to right-of-use assets due to lease modifications for operating leases	214
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.
Weighted average remaining lease term and discount rate
end of	2019
Operating leases
Remaining lease term (years)	10.7
Discount rate (%)	3.0
Maturities relating to operating lease arrangements
end of	2019
Maturity (CHF million)
Due within 1 year	403
Due between 1 and 2 years	322
Due between 2 and 3 years	306
Due between 3 and 4 years	274
Due between 4 and 5 years	227
Thereafter	1,314
Operating lease obligations	2,846
Future interest payable	(458)
Operating lease liabilities	2,388
Maturities relating to operating lease arrangement
end of	2018
Maturity (CHF million)
2019	435
2020	416
2021	314
2022	286
2023	256
Thereafter	1,479
Future operating lease commitments	3,186
Less minimum non-cancellable sublease rentals	(436)
Total net future minimum lease commitments	2,750
Lessor arrangements
As of December 31, 2019, the Bank had approximately CHF 0.8 billion of residual value guarantees associated with lessor arrangements.
Net investments
end of 2019	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	526	2,573
Unguaranteed residual assets	28	440
Valuation allowances	(3)	(15)
Total net investments	551	2,998
Maturities relating to lessor arrangements
end of 2019	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	221	917	66
Due between 1 and 2 years	129	689	59
Due between 2 and 3 years	90	550	55
Due between 3 and 4 years	53	391	52
Due between 4 and 5 years	25	136	51
Thereafter	37	110	241
Total	555	2,793	524
Future interest receivable	(29)	(220)	–
Lease receivables	526	2,573	–
As of December 31, 2019, the Bank had a CHF 200 million related party operating lease.
Lease income
end of	2019
Lease income (CHF million)
Interest income on sales-type leases	13
Interest income on direct financing leases	97
Lease income from operating leases	119
Variable lease income	3
Total lease income	232